16. CONVERTIBLE PROMISSORY NOTES AND EMBEDDED DERIVATIVE LIABILITIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Convertible Promissory Notes And Embedded Derivative Liabilities Details Narrative
Convertible promissory notes outstanding	$ 120,000	$ 235,000
Unamortized discount	43,000	83,000
Interest expense	295,000	330,000
Estimated fair value of derivative liabilities	135,000	243,000
Income (expense) from change in estimated fair value of embedded derivative liabilities	$ 130,000	$ (165,000)